Fair Value Hierarchy - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Financial Liabilities	$ 283,060	$ 145,761
Contingent Consideration Liability
Disclosure Of Financial Instruments [Line Items]
Financial Liabilities	665
Level 3
Disclosure Of Financial Instruments [Line Items]
Financial Liabilities	(665)
Transfers Out Of Level 3 Of Fair Value Hierarchy Liabilities	0	$ 0
Level 3 | Contingent Consideration Liability
Disclosure Of Financial Instruments [Line Items]
Financial Liabilities	665
Level 2 and 3
Disclosure Of Financial Instruments [Line Items]
Transfers Out Of Level 3 Of Fair Value Hierarchy Liabilities	$ 0